Contract Liabilities	12 Months Ended
Dec. 31, 2020
Contract Liabilities [Abstract]
Contract Liabilities

21. CONTRACT LIABILITIES

Details of contract liabilities are as follows:

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Advances received from customers
License and collaboration revenue
- JSC service	330,085	324,059
Current	55,014	46,294
Non-current	275,071	277,765

21. CONTRACT LIABILITIES (CONTINUED)

The movements in contract liabilities during the year are as follows:

US$’000
At January 1, 2020	324,059
Advance received/due for payment	75,000
Transferred to revenue	(75,676)
Exchange realignment	6,702
At December 31, 2020	330,085
At January 1, 2019	297,593
Advance received/due for payment	85,217
Transferred to revenue	(57,261)
Exchange realignment	(1,490)
At December 31, 2019	324,059

Contract liabilities include advances received/due for payment under the license and collaboration agreement at the end of each year. The increase in contract liabilities in 2020 and 2019 was mainly due to the increase in milestone payments from a customer in relation to the agreement.